Equity (Narrative) (Details)																		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 07, 2021 USD ($)	Aug. 31, 2021 USD ($)	May 28, 2021 USD ($)	May 05, 2021 shares	Apr. 13, 2021 USD ($)	Mar. 10, 2021 shares	Nov. 12, 2020 USD ($) shares	Nov. 04, 2020 USD ($) shares	Apr. 08, 2020 USD ($)	Mar. 11, 2020 shares	Feb. 10, 2020 USD ($) $ / shares shares	Jan. 02, 2020 USD ($) shares	Dec. 10, 2019 USD ($)	Nov. 06, 2019 shares	Jul. 08, 2019 USD ($) shares	Jan. 02, 2019 USD ($) shares	Dec. 20, 2018	Dec. 20, 2018 shares	Nov. 10, 2021 shares	Dec. 31, 2021 USD ($) item shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Disclosure Of Share capital [Line items]
Purchase of treasury shares | $								$ 938,000			$ 3,071,000									$ 11,841,000		$ 71,272,000	$ 1,801,000
Treasury Stock Purchased, Shares								101,986			316,445									960,454		4,318,320	145,917
Percentage of number of shares repurchase								10.00%			10.00%						10.00%
Maximum shares can buyback								6,062,000			5,930,000							6,063,000
Number of share options granted in share-based payment arrangement | item																				279,818
Cash dividend per share				0.0205		0.0205		0.0206						0.0413					0.041
Dividends paid | $	$ 2,429,000	$ 2,442,000	$ 1,220,000		$ 1,133,000			$ 2,516,000	$ 2,343,000				$ 2,444,000							$ 7,224,000	$ 4,859,000	$ 2,444,000
Stock dividend per share | $ / shares											$ 0.004
Dividend distributed during the period shares										242,650
Share Capital [Member].
Disclosure Of Share capital [Line items]
Number of shares issued during the period															1,484,847
Share capital | $																					$ 4,352,000
Share Premium [Member]
Disclosure Of Share capital [Line items]
Share Premium, Common Shares Issued To Employees | $															$ 4,311,000
Share premium, common shares issued to key management | $												$ 4,668,000				$ 4,668,000
Non Executive Directors [Member] | Share Capital [Member].
Disclosure Of Share capital [Line items]
Number of shares issued during the period																				64,269	60,204	29,220
Non Executive Directors [Member] | Share Premium [Member]
Disclosure Of Share capital [Line items]
Share premium, common shares issued to Non-Executive Directors | $																				$ 861,000	$ 665,000	$ 499,000
Employee Benefit Trust [Member] | Share Capital [Member].
Disclosure Of Share capital [Line items]
Number of shares issued during the period							499,614
Share capital | $							$ 1,000
Employee Benefit Trust [Member] | Share Premium [Member]
Disclosure Of Share capital [Line items]
Share Premium, Common Shares Issued To Employees | $							$ 4,351,000
Management [Member] | Share Capital [Member].
Disclosure Of Share capital [Line items]
Number of shares issued during the period												2,976,781				2,976,781
Director | Share Capital [Member].
Disclosure Of Share capital [Line items]
Number of shares issued during the period												878,150				878,150
Value Creation Plan [Member]
Disclosure Of Share capital [Line items]
Share based compensation arrangement shares vesting percentage																					50.00%	50.00%
Director | Value Creation Plan [Member]
Disclosure Of Share capital [Line items]
Percentage of shares under share based compensation																						20.00%